Receivables (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Trade receivables		$ 115	$ 147
Other		21	27
Receivables		136	174
Allowance for doubtful accounts		2	2	2
Receivables, net	$ 197	$ 134	$ 172